Stockholders' Equity - Schedule of Outstanding Stock Options Activities (Details) (10-K) - $ / shares			9 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 18, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of Options, Outstanding Balance Beginning			39,044	79,044	19,044
Number of Options, Granted			817,000		73,750
Number of Options, Exercised	(510,000)	(40,000)	(531,000)	(40,000)
Number of Options, Forfeited
Number of Options, Cancelled					(13,750)
Number of Options, Outstanding Balance Ending			325,044	39,044	79,044
Number of Options Exercisable			325,044	39,044	79,044
Weighted Average Exercise Price, Outstanding Balance Beginning			$ 17.49	$ 9.90	$ 29.25
Weighted Average Exercise Price, Granted			0.20		7.50
Weighted Average Exercise Price, Exercised			0.20	2.41
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Cancelled					23.10
Weighted Average Exercise Price, Outstanding Balance Ending			2.28	17.49	9.90
Weighted Average Exercise Price, Exercisable Balance			$ 2.28	17.49
Weighted Average Exercise Price. Weighted average fair value of options granted during the period					$ 7.50
Weighted Average Remaining Contractual Life (Years), Beginning Outstanding			5 years 1 month 27 days	5 years 6 months 21 days	9 years 4 days
Weighted Average Remaining Contractual Life (Years), Granted			9 years 10 months 25 days	0 years	4 years 4 months 6 days
Weighted Average Remaining Contractual Life (Years), Exercised			9 years 10 months 21 days	4 years 8 months 19 days	0 years
Weighted Average Remaining Contractual Life (Years), Cancelled				0 years	2 years 6 months
Weighted Average Remaining Contractual Life (Years), Ending Outstanding			9 years 2 months 30 days	5 years 1 month 27 days	5 years 6 months 21 days
Weighted Average Remaining Contractual Life (Years), Exercisable			9 years 2 months 30 days	5 years 1 month 27 days	0 years